3. Accounts Receivable, net	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Accounts Receivable, net
3.	ACCOUNTS RECEIVABLE, NET

The following table sets forth the components of the Company’s accounts receivable at September 30, 2020, and December 31, 2019:

	September 30, 2020	December 31, 2019

Billed accounts receivable	$417,841	$353,778
Unbilled accounts receivable	72,539	233,869
Allowance for doubtful accounts	(43,903)	(41,985)
Total accounts receivable, net	$446,477	$545,662

As of December 31, 2019, the Company evaluated its outstanding trade receivables and established a provision for doubtful accounts of $41,985. As of September 30, 2020, the Company determined that no additional provision for doubtful accounts was necessary.

During the nine months ended September 30, 2020, the Company had three customers that accounted for 72.3% of revenues and three customers that accounted for 56.4% of accounts receivable. During the year ended December 31, 2019, the Company had three customers that accounted for 42.3% of revenues and one customer that accounted for 38.7% of accounts receivable.

3.	ACCOUNTS RECEIVABLE, NET

The following table sets forth the components of the Company’s accounts receivable at December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018

Billed accounts receivable	$353,778	$419,802
Unbilled accounts receivable	233,869	703,691
Allowance for doubtful accounts	(41,985)	–
Total accounts receivable, net	$545,662	$1,123,493

As of December 31, 2019, the Company evaluated its outstanding trade receivables and established a provision for doubtful accounts of $41,985. As of December 31, 2018, the Company evaluated its outstanding trade receivables and determined that no provision for doubtful accounts was necessary.

During the year ended December 31, 2019, the Company had three customers that accounted for 42.3% of revenues and one customer that accounted for 38.7% of accounts receivable. During the year ended December 31, 2018, the Company had three customers that accounted for approximately 50.1% of revenues and one customer that accounted for 9.2% of accounts receivable.